Subsequent Events (Details)	Feb. 19, 2023	Feb. 07, 2023
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Board approved grants, description	the Company entered into definitive agreements to acquire the technology, intellectual property, and customer agreements of Continual Ltd for an amount of up to $2,500.	the Company’s Board approved the grant of 235,000 RSUs to certain employees and officers of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant.